PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	December 31,
	2015	2014

Equipment and facilities	$4,360	$3,896
Internal-use software	531	519
Vehicles	1,031	910
Leasehold improvements	262	280
	6,184	5,605
Less: accumulated depreciation and amortization	4,691	4,348
Total property and equipment, net	$1,493	$1,257

Depreciation and amortization expense is $713, $761 and $764 for the years ended December 31, 2015, 2014 and 2013, respectively.